Warrants Liability (Restated) - Schedule of Balance of Calibration Allowance (Details)	6 Months Ended
Dec. 31, 2024 shares
Schedule of balance of Calibration Allowance [Abstract]
Balance of Calibration Allowances	4,264,600
Amortization of Calibration Allowance related to 400,000 warrants outstanding	(3,484,691)
Balance of Calibration Allowances	779,909